Earning Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Earning per share
1 2 .	EARNINGS PER SHARE
The following table sets forth the composition of earnings per share:

(In Thousands, except share and per share data)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net income	$1,606	$1,173	$3,130	$2,298
Basic weighted average common shares outstanding	9,836,984	5,691,686	9,831,739	5,691,686
Net effect of dilutive stock options and warrants	76,493	—	152,003	—

Diluted weighted average common shares outstanding	9,913,477	5,691,686	9,983,742	5,691,686

Net income per common share:
Basic	$0.16	$0.21	$0.32	$0.40
Diluted	$0.16	$0.21	$0.31	$0.40
The
following is a summary of securities that could potentially dilute basic earnings per common share in future periods that were included in the computation of diluted earnings per common share for the three and six months ended June 30, 2022. There were no

dilutive securities outstanding during the first six months of 2021. For the three and six months ended June 30, 2022 and 2021, the Company had no
securities that were excluded from the calculation of diluted weighted average common shares because their inclusion would have been anti-dilutive.

Share-based compensation awards	195,700
Warrants	1,537,484

Total dilutive securities	1,733,184

19.	EARNINGS PER SHARE
The following table sets forth the composition of earnings per share:

	Year Ended December 31,
(In Thousands, except share and per share data)	2021	2020
Net income	$289	$4,193
Basic weighted average common shares outstanding	6,879,658	5,691,686
Net effect of dilutive stock options and warrants	370,805	—

Diluted weighted average common shares outstanding	7,250,463	5,691,686

Net income per common share:
Basic	$0.04	$0.74
Diluted	$0.04	$0.74
The following is a summary of securities that could potentially dilute basic earnings per common share in future periods that were included in the computation of diluted earnings per common share for the year ended December 31, 2021. There were no dilutive securities in 2020. For the years ended December 31, 2021 and 2020, the Company had no securities that were excluded from the calculation of diluted weighted average common shares because their inclusion would have been anti-dilutive.

Warrants	$1,537,484
Share-based compensation awards	161,100

Total dilutive securities	$1,698,584